Debt (Details Narrative) (10-K) - USD ($)	Apr. 06, 2020	Dec. 31, 2020	Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Paycheck Protection Program loan	$ 365,430	$ 365,430	$ 365,430
Debt instrument, interest rate	1.00%
Debt instrument, maturity date	Apr. 12, 2022